Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 5,470	$ 5,709	$ 6,264
Bail deposit	1,382	1,364	1,418
Prepaid expenses	746	743	731
VAT and other tax receivables	395	317	392
Properties and other non-current assets held for sale	68	248	246
Other	542	372	323
Total other non-financial assets	$ 8,603	$ 8,755	$ 9,374